497(d)
                                                                       333-17641

AXA EQUITABLE LIFE INSURANCE COMPANY

VARIABLE LIFE INSURANCE POLICIES

 PARAMOUNT LIFE(SM)           CHAMPION 2000
 IL PROTECTOR(R)              INCENTIVE LIFE(R)
 INCENTIVE LIFE(R) COLI       SURVIVORSHIP INCENTIVE LIFE(R)
 INCENTIVE LIFE(R) COLI '04   INCENTIVE LIFE(R) '02
 INCENTIVE LIFE PLUS(R)       SURVIVORSHIP INCENTIVE LIFE(R) '02
 SURVIVORSHIP 2000            INCENTIVE LIFE(R) '06
 INCENTIVE LIFE(R) 2000       INCENTIVE LIFE(R) LEGACY

PROSPECTUS SUPPLEMENT DATED AUGUST 15, 2008
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2009, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2009), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on March 31, 2009, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.














                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company. Paramount Life(SM) is a service mark of AXA Equitable Life Insurance Company.

EVM 341 (8/08)                                                   132054 (8/08)
IF/NB                                                                   x02166

AXA Equitable Life Insurance Company

Variable Life Insurance Policies

Paramount Life(SM)               Incentive Life(R)
IL Protector(R)                  Incentive Life(R) '02
Incentive Life(R) COLI           Survivorship 2000
Incentive Life(R) COLI '04       Survivorship Incentive Life(R)
Incentive Life Plus(R)           Survivorship Incentive Life(R) '02
Incentive Life(R) 2000           Incentive Life(R) '06
Champion 2000                    Special Offer Policy


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that prospectus (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


OCTOBER 1, 2008 DEADLINE TO SUBMIT A REQUEST TO CHANGE THE POLICY'S INSURED PERSON (Not applicable to Survivorship 2000, Survivorship Incentive Life(R) and Survivorship Incentive Life(R) '02)

Please note the following information is to be read in conjunction with the section "You can change your policy's insured person" under "More information about procedures that apply to your policy":

Effective January 1, 2009, based upon our current understanding of federal income tax requirements for the qualification of your policy as life insurance, you will not be able to change your policy's insured person. Any request to change the insured person, therefore, must be received in our administrative office by October 1, 2008 to allow all necessary processing to be completed and for the change to become effective before January 1, 2009. Please see "Future (2009 or later) increases in benefits or coverage, addition of riders or certain other policy changes" under "Possibility of future tax changes and other tax information" in the "Tax Information" section for further information. Please call our administrative office at 1-800-777-6510 for further information including possible changes to our current understanding of federal income tax requirements.


DEADLINE TO SUBMIT RATINGS CHANGES

Please note the following information is to be read in conjunction with the section "Future (2009 or later) increases in benefits or coverage, addition of riders or certain other policy changes" in "Possibility of future tax changes and other tax information" under "Tax information":

IRS Notice 2004-61 as modified by Notice 2006-95 would not require changes in 2009 to policies issued on the 1980 CSO to become subject to the new 2001 CSO tables if the change is pursuant to the terms of the policy. However, certain transactions such as rating changes which include a change from tobacco user to non-tobacco user status or a reduction in rating from substandard class to standard class or the reduction or removal of a flat extra charge prior to its expiry date that are not stipulated in the policy were not addressed by the Notice. There is no assurance as to whether the IRS will provide guidance on these transactions or what any such guidance may provide. Based upon our current understanding of federal income tax requirements for the qualification of your policy as life insurance, the application and all requirements for a request for a rating change must be received in our administrative office sufficiently in advance to allow the necessary processing to be completed and for the change to become effective before January 1, 2009. Please contact our administrative office at 1-800-777-6510 for further information including possible changes to our current understanding of federal income tax requirements.



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
       Incentive Life(R) is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.
  Paramount Life(SM) is a service mark of AXA Equitable Life Insurance Company.


VL 001 (8/08)                                                      140572 (8/08)
                                                                          x02168

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:

Incentive Life Plus(R)       Survivorship Incentive Life(R)
Survivorship 2000            Incentive Life(R) '06
Incentive Life(R)            Incentive Life(R) Legacy

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.

ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/Evergreen International Bond Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.

AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/BlackRock International Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/FI Mid Cap Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/PIMCO Real Return Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.

FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                    Management     12b-1        Other
Portfolio Name                        Fees(1)     Fees(2)     Expenses(3)
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International     0.71%       0.25%        0.18%
EQ/AllianceBernstein Value             0.59%       0.25%        0.12%
EQ/BlackRock Basic Value Equity        0.55%       0.25%        0.13%
EQ/BlackRock International Value       0.81%       0.25%        0.19%
EQ/Calvert Socially Responsible        0.65%       0.25%        0.23%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                      Acquired
                                      Fund Fees         Total          Fee          Net
                                         and           Annual        Waivers       Annual
                                      Expenses        Expenses       and/or       Expenses
                                       (Under-         (Before       Expense       (After
                                        lying          Expense     Reimburse-     Expense
Portfolio Name                      Portfolios)(4)   Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International       --            1.14%          0.00%        1.14%
EQ/AllianceBernstein Value               --            0.96%          0.00%        0.96%
EQ/BlackRock Basic Value Equity          --            0.93%            --         0.93%
EQ/BlackRock International Value         --            1.25%          0.00%        1.25%
EQ/Calvert Socially Responsible          --            1.13%          0.00%        1.13%
------------------------------------------------------------------------------------------------

VL 005 (8/08)                                                    140608 (8/08)
NB/IF (SAR)                                                             x02183

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                        Management      12b-1       Other
Portfolio Name                            Fees(1)      Fees(2)   Expenses(3)
--------------------------------------------------------------------------------
EQ/Capital Guardian Research              0.63%         0.25%      0.13%
EQ/Caywood-Scholl High Yield Bond         0.60%         0.25%      0.16%
EQ/Evergreen International Bond           0.70%         0.25%      0.17%
EQ/FI Mid Cap                             0.68%         0.25%      0.13%
EQ/GAMCO Mergers and Acquisitions         0.90%         0.25%      0.19%
EQ/GAMCO Small Company Value              0.76%         0.25%      0.12%
EQ/International Growth                   0.85%         0.25%      0.27%
EQ/JPMorgan Core Bond                     0.43%         0.25%      0.13%
EQ/JPMorgan Value Opportunities           0.60%         0.25%      0.14%
EQ/Large Cap Core PLUS                    0.50%         0.25%      0.25%
EQ/Large Cap Growth PLUS                  0.50%         0.25%      0.24%
EQ/Long Term Bond                         0.40%         0.25%      0.13%
EQ/Mid Cap Value PLUS                     0.55%         0.25%      0.24%
EQ/Montag & Caldwell Growth               0.75%         0.25%      0.15%
EQ/PIMCO Real Return                      0.55%         0.25%      0.14%
EQ/Short Duration Bond                    0.43%         0.25%      0.15%
EQ/Small Company Index                    0.25%         0.25%      0.14%
EQ/T. Rowe Price Growth Stock             0.79%         0.25%      0.14%
EQ/Van Kampen Emerging Markets Equity     1.11%         0.25%      0.28%
EQ/Van Kampen Mid Cap Growth              0.70%         0.25%      0.15%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          Acquired
                                          Fund Fees          Total          Fee          Net
                                             and           Annual        Waivers       Annual
                                          Expenses        Expenses       and/or       Expenses
                                           (Under-         (Before       Expense       (After
                                            lying          Expense     Reimburse-     Expense
Portfolio Name                          Portfolios)(4)   Limitations)    ments(5)    Limitations)
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                  --             1.01%          (0.04)%      0.97%
EQ/Caywood-Scholl High Yield Bond             --             1.01%           0.00%       1.01%
EQ/Evergreen International Bond               --             1.12%             --        1.12%
EQ/FI Mid Cap                                 --             1.06%           0.00%       1.06%
EQ/GAMCO Mergers and Acquisitions             --             1.34%             --        1.34%
EQ/GAMCO Small Company Value                  --             1.13%             --        1.13%
EQ/International Growth                       --             1.37%             --        1.37%
EQ/JPMorgan Core Bond                         --             0.81%             --        0.81%
EQ/JPMorgan Value Opportunities               --             0.99%           0.00%       0.99%
EQ/Large Cap Core PLUS                      0.02%            1.02%           0.00%       1.02%
EQ/Large Cap Growth PLUS                    0.02%            1.01%           0.00%       1.01%
EQ/Long Term Bond                             --             0.78%             --        0.78%
EQ/Mid Cap Value PLUS                       0.02%            1.06%           0.00%       1.06%
EQ/Montag & Caldwell Growth                   --             1.15%           0.00%       1.15%
EQ/PIMCO Real Return                          --             0.94%           0.00%       0.94%
EQ/Short Duration Bond                        --             0.83%             --        0.83%
EQ/Small Company Index                        --             0.64%             --        0.64%
EQ/T. Rowe Price Growth Stock                 --             1.18%           0.00%       1.18%
EQ/Van Kampen Emerging Markets Equity         --             1.64%             --        1.64%
EQ/Van Kampen Mid Cap Growth                  --             1.10%           0.00%       1.10%
--------------------------------------------------------------------------------------------------

Notes:
(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.


(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

     ---------------------------------------
     Portfolio Name
     ---------------------------------------
     EQ/AllianceBernstein Value      0.88%
     ---------------------------------------
     EQ/Large Cap Core PLUS          0.88%
     ---------------------------------------
     EQ/Large Cap Growth PLUS        0.86%
     ---------------------------------------
     EQ/Mid Cap Value PLUS           0.85%
     ---------------------------------------
     EQ/Montag & Caldwell Growth     1.13%
     ---------------------------------------
     EQ/T. Rowe Price Growth Stock   0.90%
     ---------------------------------------
     EQ/Van Kampen Mid Cap Growth    1.09%
     ---------------------------------------

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Plus(R) and Survivorship Incentive Life(R)
                are issued by and are registered service marks of
             AXA Equitable Life Insurance Company (AXA Equitable).

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:

Variable Life Insurance Policies
  IL Protector(R)              Survivorship 2000          Incentive Life(R)
  Incentive Life Plus(R)       Incentive Life(R) 2000     Incentive Life(R) COLI
  Special Offer Policy         Champion 2000

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/Evergreen International Bond Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/BlackRock International Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/FI Mid Cap Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/PIMCO Real Return Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.


FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                    Management     12b-1       Other
Portfolio Name                        Fees(1)     Fees(2)   Expenses(3)
--------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International    0.71%          --        0.18%
EQ/AllianceBernstein Value            0.59%          --        0.12%
EQ/BlackRock Basic Value Equity       0.55%        0.25%       0.13%
EQ/BlackRock International Value      0.81%        0.25%       0.19%
EQ/Calvert Socially Responsible       0.65%        0.25%       0.23%
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                       Acquired
                                       Fund Fees         Total          Fee           Net
                                          and           Annual        Waivers       Annual
                                       Expenses        Expenses       and/or       Expenses
                                        (Under-         (Before       Expense       (After
                                         lying          Expense     Reimburse-     Expense
Portfolio Name                       Portfolios)(4)   Limitations)    ments(5)    Limitations)
----------------------------------------------------------------------------------------------
EQ Advisors Trust:
----------------------------------------------------------------------------------------------
EQ/AllianceBernstein International        --            0.89%           0.00%        0.89%
EQ/AllianceBernstein Value                --            0.71%           0.00%        0.71%
EQ/BlackRock Basic Value Equity           --            0.93%             --         0.93%
EQ/BlackRock International Value          --            1.25%           0.00%        1.25%
EQ/Calvert Socially Responsible           --            1.13%           0.00%        1.13%
----------------------------------------------------------------------------------------------


IF (SAR)                                                                x02185

--------------------------------------------------------------------------------
                                          Management      12b-1       Other
Portfolio Name                              Fees(1)      Fees(2)    Expenses(3)
--------------------------------------------------------------------------------
EQ/Capital Guardian Research                0.63%         0.25%       0.13%
EQ/Caywood-Scholl High Yield Bond           0.60%         0.25%       0.16%
EQ/Evergreen International Bond             0.70%           --        0.17%
EQ/FI Mid Cap                               0.68%         0.25%       0.13%
EQ/GAMCO Mergers and Acquisitions           0.90%         0.25%       0.19%
EQ/GAMCO Small Company Value                0.76%         0.25%       0.12%
EQ/International Growth                     0.85%         0.25%       0.27%
EQ/JPMorgan Core Bond                       0.43%         0.25%       0.13%
EQ/JPMorgan Value Opportunities             0.60%         0.25%       0.14%
EQ/Large Cap Core PLUS                      0.50%         0.25%       0.25%
EQ/Large Cap Growth PLUS                    0.50%         0.25%       0.24%
EQ/Long Term Bond                           0.40%           --        0.13%
EQ/Mid Cap Value PLUS                       0.55%         0.25%       0.24%
EQ/Montag & Caldwell Growth                 0.75%           --        0.15%
EQ/PIMCO Real Return                        0.55%         0.25%       0.14%
EQ/Short Duration Bond                      0.43%           --        0.15%
EQ/Small Company Index                      0.25%           --        0.14%
EQ/T. Rowe Price Growth Stock               0.79%         0.25%       0.14%
EQ/Van Kampen Emerging Markets Equity       1.11%         0.25%       0.28%
EQ/Van Kampen Mid Cap Growth                0.70%           --        0.15%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                         Acquired
                                         Fund Fees         Total           Fee          Net
                                            and           Annual         Waivers       Annual
                                         Expenses        Expenses         and/or       Expenses
                                          (Under-         (Before        Expense       (After
                                           lying          Expense       Reimburse-     Expense
Portfolio Name                         Portfolios)(4)   Limitations)     ments(5)    Limitations)
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                --             1.01%          (0.04)%        0.97%
EQ/Caywood-Scholl High Yield Bond           --             1.01%           0.00%         1.01%
EQ/Evergreen International Bond             --             0.87%             --          0.87%
EQ/FI Mid Cap                               --             1.06%           0.00%         1.06%
EQ/GAMCO Mergers and Acquisitions           --             1.34%             --          1.34%
EQ/GAMCO Small Company Value                --             1.13%             --          1.13%
EQ/International Growth                     --             1.37%             --          1.37%
EQ/JPMorgan Core Bond                       --             0.81%             --          0.81%
EQ/JPMorgan Value Opportunities             --             0.99%           0.00%         0.99%
EQ/Large Cap Core PLUS                    0.02%            1.02%           0.00%         1.02%
EQ/Large Cap Growth PLUS                  0.02%            1.01%           0.00%         1.01%
EQ/Long Term Bond                           --             0.53%             --          0.53%
EQ/Mid Cap Value PLUS                     0.02%            1.06%           0.00%         1.06%
EQ/Montag & Caldwell Growth                 --             0.90%           0.00%         0.90%
EQ/PIMCO Real Return                        --             0.94%           0.00%         0.94%
EQ/Short Duration Bond                      --             0.58%             --          0.58%
EQ/Small Company Index                      --             0.39%             --          0.39%
EQ/T. Rowe Price Growth Stock               --             1.18%           0.00%         1.18%
EQ/Van Kampen Emerging Markets Equity       --             1.64%             --          1.64%
EQ/Van Kampen Mid Cap Growth                --             0.85%           0.00%         0.85%
-----------------------------------------------------------------------------------------------------

Notes:

(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.

(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

     ----------------------------------------
     Portfolio Name
     ----------------------------------------
     EQ/AllianceBernstein Value      0.63%
     ----------------------------------------
     EQ/Large Cap Core PLUS          0.88%
     ----------------------------------------
     EQ/Large Cap Growth PLUS        0.86%
     ----------------------------------------
     EQ/Mid Cap Value PLUS           0.85%
     ----------------------------------------
     EQ/Montag & Caldwell Growth     0.88%
     ----------------------------------------
     EQ/T. Rowe Price Growth Stock   0.90%
     ----------------------------------------
     EQ/Van Kampen Mid Cap Growth    0.84%
     ----------------------------------------


    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. IL Protector(R), Incentive Life(R) and Incentive Life Plus(R) are issued by and are registered service marks of
              AXA Equitable Life Insurance Company (AXA Equitable).

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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